COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2016
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

23.	COMMITMENTS AND CONTINGENCIES

Commitments

(1)	Operating lease as lessee

The Group leases its clinics and offices under non-cancelable operating lease agreements.  These leases expire through 2036 and are renewable upon negotiation.  Rental expenses under operating leases for the years ended March 31, 2014, 2015 and 2016 were $28,129, $37,733 and $51,719, respectively.

Future minimum lease payments under such leases as of March 31, 2016 were as follows:

2017	$58,574
2018	52,052
2019	44,883
2020	39,277
2021	35,179
After 2021	122,279

$352,244

(2)	Future minimum principal payments related to the Company’s long-term borrowings as of March 31, 2016 are as follows (see Note 13):

2017	$—
2018	229,467
2019	—
2020	—
2021	—
After 2021	—

$229,467

Contingent liabilities

The Group is subject to governmental supervision and regulations by the relevant PRC regulatory authorities including the Ministry of Health, the Ministry of Industry and Information Technology, and other relevant government authorities.  Each of the Group’s medical centers is required to obtain a business license, a medical institution establishment approval, a medical institution practicing license and a radiation-related diagnosis and treatment license.  If the Group fails to obtain such licenses or to amend the medical institution practicing licenses for the forgoing medical centers or other competent PRC regulatory authorities consider that the Group is operating the relevant businesses in an illegal manner, the Group may be ordered to shut down the relevant medical centers or cease the relevant services or suffer fines or penalties.

The Group has been named in a number of lawsuits arising in its ordinary course of business. In the case where the management can reasonably estimate the outcome of the lawsuits taking into account of the legal advices, provision would be made for the probable losses. Where the management cannot reasonably estimate the outcome of the lawsuits or believe the probability of loss is remote, no provision is made.